Net Loss Per Share	9 Months Ended
Sep. 30, 2020
OAK Street Health Inc and Affiliates [Member]
Net Loss Per Share

NOTE 20. NET LOSS PER SHARE

Prior to the IPO, the OSH LLC membership structure included pre-IPO units, some of which were investor units and profits interests (see further discussion in section, Initial Public Offering, within Note 1). As part of the IPO and related restructuring transactions, all existing unitholders exchanged their membership interests in the limited liability company for common stock of Oak Street Health, Inc.

The Company analyzed the calculation of earnings per unit for periods prior to the IPO, obtained feedback from its investors and determined that it resulted in values that would not be meaningful to the users of these consolidated financial statements. Therefore, earnings per share information has not been presented for the three and nine-months ended September 30, 2019. The basic and diluted earnings per share for the three and nine-months ended September 30, 2020 is applicable only for the period from August 10, 2020 to September 30, 2020, which is the period following the IPO and related restructuring transactions (as described in Note 1) and presents the period that the Company had outstanding common stock.

The following table sets forth the computation of basic and diluted loss per common share for the three and nine-months ended September 30, 2020:

	Three-months ended September 30, 2020	Nine-months ended September 30, 2020
Numerator:
Net loss attributable to common stock/unitholders	$(64,530)	$(128,097)
Less: Undeclared and deemed dividends attributable to unitholders prior to restructuring as part of the IPO	(5,418)	(27,220)
Less: Net loss attributable to OSH LLC prior to restructuring as part of the IPO	(25,701)	(67,466)
Net loss attributable to OSH Inc.	$(33,411)	$(33,411)
Denominator:
Weighted average common stock outstanding - basic and diluted	218,261,866	218,261,866
Net loss per share – basic and diluted	$(0.15)	$(0.15)

The Company’s potentially dilutive securities, which included stock options, unvested RSUs and unvested RSAs, have been excluded from the computation of diluted net loss per common share as the effect would reduce the loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share was the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted loss per share for the periods indicated:

Nine-months ended September 30, 2020

Stock options	14,921,281
RSUs	148,876
RSAs	22,234,012
37,304,169